Machinery, equipment and improvements on leased assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment

As of December 31, 2022, 2023 and 2024, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2022		Additions		Disposals		Currency translation effect		Balance as of December 31, 2022
Investment:
Machinery and equipment	Ps.	4,288,366	Ps.	1,015,511	Ps.	(45,232)	Ps.	(68,772)	Ps.	5,189,873
Office furniture and equipment		374,645		54,093		(8,024)		(4,202)		416,512
Computer equipment		1,426,741		391,251		(83,642)		(12,175)		1,722,175
Transportation equipment		112,960		33,852		(4,104)		(2,185)		140,523
Communication equipment		58,205		4,250		(470)		(3)		61,982
Improvements on leased assets		117,783		71,717		(4,499)		—		185,001
Total investment		6,378,700		1,570,674		(145,971)		(87,337)		7,716,066
Accumulated depreciation:
Machinery and equipment		(2,053,783)		(357,057)		40,760		39,674		(2,330,406)
Office furniture and equipment		(194,595)		(32,218)		5,091		2,526		(219,196)
Computer equipment		(909,756)		(217,491)		49,286		10,354		(1,067,607)
Transportation equipment		(74,341)		(22,223)		1,459		1,342		(93,763)
Communication equipment		(21,306)		(4,883)		363		—		(25,826)
Improvements on leased assets		(30,699)		(22,449)		2,138		—		(51,010)
Total accumulated depreciation		(3,284,480)		(656,321)		99,097		53,896		(3,787,808)
Net amounts	Ps.	3,094,220	Ps.	914,353	Ps.	(46,874)	Ps.	(33,441)	Ps.	3,928,258

	Balance as of January 1, 2023		Additions		Disposals		Currency translation effect		Balance as of December 31, 2023
Investment:
Machinery and equipment	Ps.	5,189,873	Ps.	766,872	Ps.	(41,829)	Ps.	(138,775)	Ps.	5,776,141
Office furniture and equipment		416,512		71,385		(8,371)		(7,325)		472,201
Computer equipment		1,722,175		359,100		(27,855)		(32,568)		2,020,852
Transportation equipment		140,523		41,840		(7,943)		(3,920)		170,500
Communication equipment		61,982		254		(1,183)		(8)		61,045
Improvements on leased assets		185,001		378,284		—		—		563,285
Total investment		7,716,066		1,617,735		(87,181)		(182,596)		9,064,024
Accumulated depreciation:
Machinery and equipment		(2,330,406)		(454,682)		41,829		43,869		(2,699,390)
Office furniture and equipment		(219,196)		(39,489)		7,339		2,618		(248,728)
Computer equipment		(1,067,607)		(319,495)		27,855		17,372		(1,341,875)
Transportation equipment		(93,763)		(25,681)		5,784		1,942		(111,718)
Communication equipment		(25,826)		(5,172)		988		—		(30,010)
Improvements on leased assets		(51,010)		(29,010)		—		—		(80,020)
Total accumulated depreciation		(3,787,808)		(873,529)		83,795		65,801		(4,511,741)
Net amounts	Ps.	3,928,258	Ps.	744,206	Ps.	(3,386)	Ps.	(116,795)	Ps.	4,552,283

	Balance as of January 1, 2024		Additions		Disposals		Currency translation effect		Balance as of December 31, 2024
Investment:
Machinery and equipment	Ps.	5,776,141	Ps.	743,447	Ps.	(133,160)	Ps.	242,356	Ps.	6,628,784
Office furniture and equipment		472,201		182,377		(16,330)		37,777		676,025
Computer equipment		2,020,852		396,460		(130,524)		85,371		2,372,159
Transportation equipment		170,500		57,592		(19,148)		14,904		223,848
Communication equipment		61,045		1,825		(2,836)		123		60,157
Property and improvements on leased assets		563,285		16,366		—		—		579,651
Total investment		9,064,024		1,398,067		(301,998)		380,531		10,540,624
Accumulated depreciation:
Machinery and equipment		(2,699,390)		(719,983)		133,078		(143,524)		(3,429,819)
Office furniture and equipment		(248,728)		(72,394)		15,868		(9,277)		(314,531)
Computer equipment		(1,341,875)		(438,401)		129,647		(43,754)		(1,694,383)
Transportation equipment		(111,718)		(32,101)		15,351		(3,985)		(132,453)
Communication equipment		(30,010)		(12,782)		2,812		(14)		(39,994)
Property and improvements on leased assets		(80,020)		(30,316)		—		—		(110,336)
Total accumulated depreciation		(4,511,741)		(1,305,977)		296,756		(200,554)		(5,721,516)
Net amounts	Ps.	4,552,283	Ps.	92,090	Ps.	(5,242)	Ps.	179,977	Ps.	4,819,108

Summary of Net Balances of Machinery, Equipment and Improvements on Leased Assets

As of December 31, 2022, 2023 and 2024, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2022		December 31, 2023		December 31, 2024
Net amounts:
Machinery and equipment	Ps.	2,859,467	Ps.	3,076,751	Ps.	3,198,965
Office furniture and equipment		197,316		223,473		361,494
Computer equipment		654,568		678,977		677,776
Transportation equipment		46,760		58,782		91,395
Communication equipment		36,156		31,035		20,163
Property and improvements on leased assets		133,991		483,265		469,315
Total amounts	Ps.	3,928,258	Ps.	4,552,283	Ps.	4,819,108